Income Tax (Details) - Schedule of Net Operating Losses Expiring in Various Years	12 Months Ended
Mar. 31, 2024 USD ($)
Income Tax (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	$ 77,298
2024 [Member]
Income Tax (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	792
2025 [Member]
Income Tax (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	234
2026 [Member]
Income Tax (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	1,147
2027 [Member]
Income Tax (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	1,684
2028 [Member]
Income Tax (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	1,996
2029 [Member]
Income Tax (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	1,083
2030 [Member]
Income Tax (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	6,288
2031 [Member]
Income Tax (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	9,123
2032 [Member]
Income Tax (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	9,389
2033 [Member]
Income Tax (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	7,379
2034 [Member]
Income Tax (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	6,701
2035 [Member]
Income Tax (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	113
2036 [Member]
Income Tax (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	540
2037 [Member]
Income Tax (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	2,357
2038 [Member]
Income Tax (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	2,663
2039 [Member]
Income Tax (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	1,988
2040 [Member]
Income Tax (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	3,921
2041 [Member]
Income Tax (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	84
2042 [Member]
Income Tax (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	6,773
2043 [Member]
Income Tax (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	8,007
2044 [Member]
Income Tax (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	5,036
China [Member]
Income Tax (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	5,852
China [Member] | 2024 [Member]
Income Tax (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	792
China [Member] | 2025 [Member]
Income Tax (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	234
China [Member] | 2026 [Member]
Income Tax (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	1,147
China [Member] | 2027 [Member]
Income Tax (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	1,684
China [Member] | 2028 [Member]
Income Tax (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	1,995
Canada [Member]
Income Tax (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	71,446
Canada [Member] | 2028 [Member]
Income Tax (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	1
Canada [Member] | 2029 [Member]
Income Tax (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	1,083
Canada [Member] | 2030 [Member]
Income Tax (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	6,288
Canada [Member] | 2031 [Member]
Income Tax (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	9,123
Canada [Member] | 2032 [Member]
Income Tax (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	9,389
Canada [Member] | 2033 [Member]
Income Tax (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	7,379
Canada [Member] | 2034 [Member]
Income Tax (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	6,701
Canada [Member] | 2035 [Member]
Income Tax (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	113
Canada [Member] | 2036 [Member]
Income Tax (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	540
Canada [Member] | 2037 [Member]
Income Tax (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	2,357
Canada [Member] | 2038 [Member]
Income Tax (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	2,663
Canada [Member] | 2039 [Member]
Income Tax (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	1,988
Canada [Member] | 2040 [Member]
Income Tax (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	3,921
Canada [Member] | 2041 [Member]
Income Tax (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	84
Canada [Member] | 2042 [Member]
Income Tax (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	6,773
Canada [Member] | 2043 [Member]
Income Tax (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	8,007
Canada [Member] | 2044 [Member]
Income Tax (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	$ 5,036